Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Balance at beginning	$ 100,051,000	$ 64,953,000
Goodwill acquired	0	34,773,000
Currency translation adjustments	(969,000)	325,000
Balance at ending	$ 99,082,000	$ 100,051,000